Acquisitions - Netspend (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition (current) technology intangibles
Acquisitions
Life of asset		6 years 1 month 6 days
Purchase of assets, September 2015 | Netspend
Acquisitions
Cash paid	$ 750,000
Purchase of assets, September 2015 | Netspend | Acquisition (current) technology intangibles
Acquisitions
Life of asset	5 years
NetSpend, Inc.
Acquisitions
Adjustments to goodwill for tax adjustments		$ 1,795,000	$ 584,000	$ 627,000
NetSpend, Inc. | Netspend
Acquisitions
Adjustments to goodwill for tax adjustments		$ 1,795,000	$ 584,000